UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,316	$ 1,009	¥ 3,583
Restricted cash	520	72	1,503
Short-term Investments	749	103	1,788
Accounts receivable, net of allowance of RMB101 and RMB126 as of December 31, 2022 and June 30, 2023 respectively	933	129	1,113
Loan receivables - current, net of allowance of RMB52 and RMB51 as of December 31, 2022 and June 30, 2023 respectively	126	17	134
Amounts due from related parties, net of allowance of RMB38 and RMB53 as of December 31, 2022 and June 30, 2023 respectively	¥ 131	$ 18	¥ 178
Loan receivables, net of RMB3 and RMB3 as of December 31, 2022 and June 30, 2023 respectively	Affiliated Entity [Member]	Affiliated Entity [Member]	Affiliated Entity [Member]
Inventories	¥ 65	$ 9	¥ 70
Other current assets, net of allowance of RMB8 and RMB8 as of December 31, 2022 and June 30, 2023 respectively	725	100	809
Total current assets	10,565	1,457	9,178
Property and equipment, net	6,403	883	6,784
Intangible assets, net	5,475	755	5,278
Operating lease right-of-use assets	28,865	3,981	28,970
Finance lease right-of-use assets	2,187	302	2,047
Land use rights, net	195	27	199
Long-term investments	2,199	303	1,945
Goodwill	5,327	735	5,195
Amounts due from related parties, net of RMB0 and RMB0 as of December 31, 2022 and June 30, 2023 respectively	¥ 16	$ 2	¥ 6
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]	Affiliated Entity [Member]
Loan receivables, net of RMB3 and RMB3 as of December 31, 2022 and June 30, 2023 respectively	¥ 134	$ 18	¥ 124
Other assets, net of allowance of RMB1 and RMB1 as of December 31, 2022 and June 30, 2023 respectively	664	91	688
Deferred income tax assets	1,082	149	1,093
Total assets	63,112	8,703	61,507
Current liabilities:
Short-term debt and current portion of long-term debt	4,765	657	3,288
Accounts payable	935	129	1,171
Amounts due to related parties	¥ 89	$ 12	¥ 71
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Salary and welfare payables	¥ 708	$ 98	¥ 657
Deferred revenue	1,413	195	1,308
Operating lease liabilities, current	3,832	528	3,773
Finance lease liabilities, current	49	7	41
Accrued expenses and other current liabilities	3,336	460	2,337
Income tax payable	618	85	500
Total current liabilities	15,745	2,171	13,146
Long-term debt	1,065	147	6,635
Operating lease liabilities, non-current	27,520	3,795	27,637
Finance lease liabilities, non-current	2,703	373	2,513
Deferred revenue	936	129	828
Other long-term liabilities	1,057	146	977
Retirement benefit obligations	116	16	110
Deferred income tax liabilities	868	120	858
Total liabilities	50,010	6,897	52,704
Commitments and contingencies (Note 18)
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,265,433,590 and 3,340,760,130 shares issued as of December 31, 2022 and June 30, 2023, 3,112,413,730 and 3,187,740,270 shares outstanding as of December 31, 2022 and June 30, 2023, respectively)	0	0	0
Treasury shares (153,019,860 and 153,019,860 shares as of December 31, 2022 and June 30, 2023, respectively)	(441)	(61)	(441)
Additional paid-in capital	12,163	1,677	10,138
Retained earnings	805	111	(1,200)
Accumulated other comprehensive income	474	65	232
Total H World Group Limited shareholders' equity	13,001	1,792	8,729
Noncontrolling interest	101	14	74
Total equity	13,102	1,806	8,803
Total liabilities and equity	¥ 63,112	$ 8,703	¥ 61,507